Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Balances and Transactions
4. Related party balances and transactions
The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Cunjun Ma	Chief Executive Officer and Director of the Group
Individual Director or Officer	Directors or Officers of the Group
Shareholders and minority shareholders	Shareholders and minority shareholders

	As of
	December 31, 2018	December 31, 2019
	RMB	RMB
Amounts due from related parties
Cunjun Ma(a)	1,850	—
Shareholders	8,696	280

	10,546	280

	As of
	December 31, 2018	December 31, 2019
	RMB	RMB
Amounts due to related parties
Cunjun Ma(b)	—	465

	—	465

(a)
The amount due from Mr. Cunjun Ma represents personal cash advances. The amount has been repaid in full in March 2019. The amount due from Shareholders represents the subscribed capital contribution that one of the shareholders, Huidecheng Investment Development, L.P. has not paid. The Group has received the full amount from Huidecheng Investment Development, L.P. on April 19, 2019.

The remaining amount represents the advance miscellaneous fees for shareholders.

(b)	The amount due to Mr. Cunjun Ma represents the general expenses paid by Mr. Cunjun Ma in advance. The amount has been repaid by the Company in full in April 2020.